Cover	12 Months Ended
Feb. 28, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	AZZ INC.
Entity Central Index Key	0000008947